Shareholder Report, Line Graph (Details) B001670_Direxion Daily Magnificent 7 Bear 1X Shares_TF_TSR Annual {TF} - USD ($)			12 Months Ended
	Oct. 31, 2024	Mar. 07, 2024	Oct. 31, 2025
Direxion Daily Magnificent 7 Bear 1X Shares
Account Value [Line Items]
Line Graph and Table Measure Name			Direxion Daily Magnificent 7 Bear 1X Shares NAV
Accumulated Value	$ 8,133	$ 10,000	$ 5,533
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Accumulated Value	11,273	10,000	$ 13,692
Indxx Magnificent 7 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Indxx Magnificent 7 Index
Accumulated Value	$ 12,619	$ 10,000	$ 18,364